Investments in Associates	6 Months Ended
Jun. 30, 2024
Investment in Associates [Abstract]
Investments in Associates	Investments in Associates
Gelesis
Gelesis was founded by the Group and raised funding through preferred shares financings as well as issuances of warrants and loans. As of July 1, 2019, Gelesis was deconsolidated from the Group’s financial statements. Upon deconsolidation, the preferred shares and warrants held by the Group fell under the guidance of IFRS 9 Financial Instruments and were treated as financial assets held at fair value and the investment in common shares of Gelesis was subject to IAS 28 Investment in Associates as the Group had significant influence over Gelesis.
During the year ended December 31, 2023, the Group entered into agreements with Gelesis to purchase senior secured convertible promissory notes and warrants for shares of Gelesis common stock (see Note 6. Investment in Notes from Associates). The warrants to purchase shares of Gelesis common stock represented potential voting rights to the Group and it is therefore necessary to consider whether they were substantive. If these potential voting rights were substantive and the Group had the practical ability to exercise the rights and take control of greater than 50% of Gelesis common stock, the Group would be required to consolidate Gelesis under the accounting standards.
In February 2023, the Group obtained warrants to purchase 23,688,047 shares of Gelesis common stock (the “February Warrants”) at an exercise price of $0.2744 per share. The exercise of the February Warrants was subject to the approval of the Gelesis stockholders until May 1, 2023. On May 1, 2023, stockholder approval was no longer required for the Group to exercise the February Warrants. The potential voting rights associated with the February Warrants were not substantive as the exercise price of the February Warrants was at a significant premium to the fair value of the Gelesis common stock.
In May 2023, the Group obtained warrants to purchase 235,441,495 shares of Gelesis common stock (the “May Warrants”). The May Warrants were exercisable at the option of the Group and had an exercise price of either $0.0182 or $0.0142. The May Warrants were substantive as the Group would have benefited from exercising such warrants since their exercise price was at the money or at an insignificant premium over the fair value of the Gelesis common stock. However, that benefit from exercising the May Warrants only existed for a short period of time because in June 2023, the potential voting rights associated with the May Warrants were impacted by the terms and conditions of a merger agreement that the Group signed with Gelesis on June 12, 2023 (the "Merger Agreement") and were no longer substantive.
On October 12, 2023, the Group terminated the Merger Agreement with Gelesis as certain closing conditions were not satisfied . In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. A Chapter 7 trustee has been appointed by the Bankruptcy Court who has control over the assets and liabilities of Gelesis, effectively eliminating the authority and powers of the Board of Directors of Gelesis and its executive officers to act on behalf of Gelesis. The assets of Gelesis are in liquidation and Gelesis no longer has any officers or employees. The Group ceased accounting for Gelesis as an equity method investment as it no longer has significant influence in Gelesis.
During the year ended December 31, 2023, the Group recorded $4,910 as its share in the losses of Gelesis with $3,787 recorded in the first six months. The Group’s balance in this equity method investment was $— as of June 30, 2024 and December 31, 2023.
Sonde
Following deconsolidation of Sonde on May 25 2022, the Group has significant influence in Sonde through its voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares, in substance, have the same terms as common stock and as such, provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method of accounting. The Preferred A-2 and B shares, however, do not provide their shareholders with access to returns associated with a residual equity interest, and as such, are accounted for under IFRS 9, as investments held at fair value.
During the six months ended June 30, 2024 and 2023, the Group recorded a loss of $3,357 and $1,537, respectively, related to Sonde's equity method of accounting. As of December 31, 2023, the Sonde equity method investment had a balance of $3,185. The Group's share of Sonde's loss in the six months ended June 30, 2024 has reduced the Group's investment in this associate to $0. The excess loss of $172 was applied against the fair value of Sonde Preferred A-2 and B shares, which are considered to be long term interests.
Investment in Notes from Associates
Gelesis
On July 27, 2022, the Group, as a lender, entered into an unsecured promissory note (the "Junior Note") with Gelesis, as a borrower, in the amount of $15,000. The Junior Note bears an annual interest rate of 15% per annum. The maturity date of the Junior Note is the earlier of December 31, 2023 or five business days following the consummation of a qualified financing by Gelesis. Based on the terms of the Junior Note, due to the option to convert to a variable amount of shares at the time of default, the Junior Note is required to be measured at fair value with changes in fair value recorded through profit and loss.
During the year ended December 31, 2023, the Group entered into multiple agreements with Gelesis to purchase senior secured convertible promissory notes (the "Senior Notes") and warrants for share of Gelesis common stock for a total consideration of $11,850. The Senior Notes are secured by a first-priority lien on substantially all assets of Gelesis and the guarantors (other than the equity interests in, and assets held by Gelesis s.r.l., a subsidiary of Gelesis, and certain other exceptions). The initial fair value of the Senior Notes was determined to be $10,729 while $1,121 was determined to be the initial fair value of the warrants. The Senior Notes represent debt instruments that are presented at fair value through profit and loss as the amounts receivable do not solely represent payments of principal and interest as the Senior Notes are convertible into Gelesis common stock.
In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. Therefore, the Group determined that the fair value of the Junior Note and the Senior Notes with the warrants was $0 as of December 31, 2023. For the six months ended June 30, 2023 and year ended December 31, 2023, the Group recorded a loss of $5,945 and $27,230, respectively, for the changes in the fair value of these instruments which were included in gain/(loss) on investments in notes from associates in the Condensed Consolidated Statement of Comprehensive Income/(Loss).
In June 2024, the Bankruptcy Court approved an executed agreement for a third party to acquire the remaining net assets of Gelesis for $15,000. As the only senior secured creditor, the Group is expected to receive a majority of the proceeds from this sale after deduction of Bankruptcy Court related legal and administrative costs. As of June 30, 2024, these notes were determined to have a fair value of $11,312. The Group recorded a gain of $11,312 for the changes in the fair value of these notes which were included in gain/(loss) on investments in notes from associates in the Condensed Consolidated Statement of Comprehensive Income/(Loss).
Vedanta
On April 24, 2023, Vedanta closed the second tranche of its convertible debt for additional proceeds of $18,000, of which $5,000 were invested by the Group. The convertible debt carries an interest rate of 9 percent per annum. The debt has various conversion triggers and the conversion price is established at the lower of 80% of the equity price of the last financing round, or a certain pre-money valuation cap established in the agreement. If the convertible debt is not earlier converted or repaid, the entire outstanding amount of the convertible debt shall be due and payable upon the earliest to occur of (a) the later of (x) November 1, 2025 and (y) the date which is sixty (60) days after all amounts owed under, or in connection with, the loan Vedanta received from a certain investor have been paid in full, or (b) the consummation of a Deemed Liquidation Event (as defined in Vedanta’s Amended and Restated Certificate of Incorporation).
Due to the terms of the convertible debt, the investment in such convertible debt is measured at fair value with changes in the fair value recorded through profit and loss. During the six months ended June 30, 2024 and June 30, 2023, the Group recorded a gain of $300 and a loss of $100, respectively, for the changes in the fair value of the Vedanta convertible debt, which were included in gain/(loss) on investments in notes from associates in the Condensed Consolidated Statement of Comprehensive Income/(Loss).
Following is the activity in respect of investments in notes from associates during the period. The fair value of the $16,212 notes from associates as of June 30, 2024 is determined using unobservable Level 3 inputs. See Note 13. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of December 31, 2023 and January 1, 2024	4,600
Changes in the fair value of the notes	11,612
Balance as of June 30, 2024	16,212